LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET (Details 6) $ in Millions	12 Months Ended
	Dec. 31, 2018 COP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2016 COP ($)
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	$ 8,223,103		$ 8,223,103	$ 5,248,755
Transfer to Stage 1	(393,753)
Transfer to Stage 2		$ 245,099
Transfer to Stage 3		3,870,876
Net remeasurement of loss allowance	3,722,222
New financial assets purchased/originated	2,201,482			27,825
Financial assets that have been derecognized	(199,079)		3,067	51,706
Charges-off	(3,815,912)		(2,275,300)	(1,533,202)
Foreign Exchange and other movements	199,079
Ending balance	10,235,831		8,223,103	$ 8,223,103
Simplified Methodology [Member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	25,169
Transfer to Stage 1	8,598
Transfer to Stage 2		588
Transfer to Stage 3		(4,099)
Net remeasurement of loss allowance	5,087
New financial assets purchased/originated	(148)
Financial assets that have been derecognized	(39)
Charges-off	(11,970)
Foreign Exchange and other movements	(1,868)
Ending balance	16,231		25,169
Stage One [Member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	1,601,051
Transfer to Stage 1	(40,083)
Transfer to Stage 2		(88,750)
Transfer to Stage 3		(103,002)
Net remeasurement of loss allowance	(231,835)
New financial assets purchased/originated	770,102
Financial assets that have been derecognized	(367,718)
Charges-off	(47,608)
Foreign Exchange and other movements	35,783
Ending balance	1,759,775		1,601,051
Stage Two [Member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	1,042,597
Transfer to Stage 1	(252,397)
Transfer to Stage 2		532,660
Transfer to Stage 3		(190,762)
Net remeasurement of loss allowance	89,501
New financial assets purchased/originated	343,594
Financial assets that have been derecognized	(150,433)
Charges-off	(138,572)
Foreign Exchange and other movements	28,636
Ending balance	1,215,323		1,042,597
Stage Three [Member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	6,589,347
Transfer to Stage 1	(109,871)
Transfer to Stage 2		(199,399)
Transfer to Stage 3		$ 4,168,739
Net remeasurement of loss allowance	3,859,469
New financial assets purchased/originated	1,087,934
Financial assets that have been derecognized	(811,014)
Charges-off	(3,617,762)
Foreign Exchange and other movements	136,528
Ending balance	$ 7,244,502		$ 6,589,347